Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line Items]
Payable after notice	$ 187,828
Deposits	797,690	$ 763,850	$ 733,390
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	276,250	279,290	250,886
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	22,257	20,641	21,021
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	19,956	21,474	21,039
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	89,951	84,144	83,837
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 133	$ 136	$ 137